Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	2
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-258040 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,732,167,317.56	48,752		57.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$300,000,000.00	5.028%		April 15, 2024
Class A-2a Notes	$359,000,000.00	5.14%		March 15, 2026
Class A-2b Notes	$235,000,000.00	5.47008%	*	March 15, 2026
Class A-3 Notes	$510,000,000.00	4.65%		February 15, 2028
Class A-4 Notes	$96,000,000.00	4.56%		December 15, 2028
Class B Notes	$47,330,000.00	5.07%		January 15, 2029
Class C Notes	$31,610,000.00	5.51%		September 15, 2030
Total	$1,578,940,000.00
		* 30-day average SOFR + 0.72%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$6,236,790.86

Principal:
Principal Collections	$31,569,060.07
Prepayments in Full	$18,287,642.97
Liquidation Proceeds	$0.00
Recoveries	$0.00
Sub Total	$49,856,703.04
Collections	$56,093,493.90

Purchase Amounts:
Purchase Amounts Related to Principal	$418,835.76
Purchase Amounts Related to Interest	$1,984.67
Sub Total	$420,820.43

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$56,514,314.33

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	2
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$56,514,314.33
Servicing Fee	$1,393,603.11	$1,393,603.11	$0.00	$0.00	$55,120,711.22
Interest - Class A-1 Notes	$930,967.45	$930,967.45	$0.00	$0.00	$54,189,743.77
Interest - Class A-2a Notes	$1,537,716.67	$1,537,716.67	$0.00	$0.00	$52,652,027.10
Interest - Class A-2b Notes	$999,809.07	$999,809.07	$0.00	$0.00	$51,652,218.03
Interest - Class A-3 Notes	$1,976,250.00	$1,976,250.00	$0.00	$0.00	$49,675,968.03
Interest - Class A-4 Notes	$364,800.00	$364,800.00	$0.00	$0.00	$49,311,168.03
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$49,311,168.03
Interest - Class B Notes	$199,969.25	$199,969.25	$0.00	$0.00	$49,111,198.78
Second Priority Principal Payment	$6,053,003.94	$6,053,003.94	$0.00	$0.00	$43,058,194.84
Interest - Class C Notes	$145,142.58	$145,142.58	$0.00	$0.00	$42,913,052.26
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$42,913,052.26
Regular Principal Payment	$232,005,497.83	$42,913,052.26	$0.00	$0.00	$0.00
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$0.00
Residual Released to Depositor	$0.00	$0.00	$0.00	$0.00	$0.00
Total		$56,514,314.33

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$6,053,003.94
Regular Principal Payment					$42,913,052.26
Total					$48,966,056.20

IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$48,966,056.20	$163.22	$930,967.45	$3.10	$49,897,023.65	$166.32
Class A-2a Notes	$0.00	$0.00	$1,537,716.67	$4.28	$1,537,716.67	$4.28
Class A-2b Notes	$0.00	$0.00	$999,809.07	$4.25	$999,809.07	$4.25
Class A-3 Notes	$0.00	$0.00	$1,976,250.00	$3.88	$1,976,250.00	$3.88
Class A-4 Notes	$0.00	$0.00	$364,800.00	$3.80	$364,800.00	$3.80
Class B Notes	$0.00	$0.00	$199,969.25	$4.23	$199,969.25	$4.23
Class C Notes	$0.00	$0.00	$145,142.58	$4.59	$145,142.58	$4.59
Total	$48,966,056.20	$31.01	$6,154,655.02	$3.90	$55,120,711.22	$34.91

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	2

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$238,058,501.77	0.7935283	$189,092,445.57	0.6303082
Class A-2a Notes	$359,000,000.00	1.0000000	$359,000,000.00	1.0000000
Class A-2b Notes	$235,000,000.00	1.0000000	$235,000,000.00	1.0000000
Class A-3 Notes	$510,000,000.00	1.0000000	$510,000,000.00	1.0000000
Class A-4 Notes	$96,000,000.00	1.0000000	$96,000,000.00	1.0000000
Class B Notes	$47,330,000.00	1.0000000	$47,330,000.00	1.0000000
Class C Notes	$31,610,000.00	1.0000000	$31,610,000.00	1.0000000
Total	$1,516,998,501.77	0.9607702	$1,468,032,445.57	0.9297582

Pool Information
Weighted Average APR	4.746%	4.755%
Weighted Average Remaining Term	57.02	56.21
Number of Receivables Outstanding	47,938	47,095
Pool Balance	$1,672,323,735.43	$1,622,047,805.21
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$1,524,407,810.95	$1,479,335,497.83
Pool Factor	0.9654516	0.9364267

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,369.48
Yield Supplement Overcollateralization Amount	$142,712,307.38
Targeted Overcollateralization Amount	$194,674,610.83
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$154,015,359.64

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,369.48
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,369.48
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,369.48

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	2
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		43	$391.42
(Recoveries)		0	$0.00
Net Loss for Current Collection Period			$391.42
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0003%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			N/A
Second Prior Collection Period			N/A
Prior Collection Period			0.0003%
Current Collection Period			0.0003%
Four Month Average (Current and Prior Three Collection Periods)			N/A

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		78	$758.93
(Cumulative Recoveries)			$0.00
Cumulative Net Loss for All Collection Periods			$758.93
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0000%

Average Realized Loss for Receivables that have experienced a Realized Loss			$9.73
Average Net Loss for Receivables that have experienced a Realized Loss			$9.73

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.36%	165	$5,834,200.27
61-90 Days Delinquent	0.06%	26	$984,926.07
91-120 Days Delinquent	0.00%	1	$63,247.78
Over 120 Days Delinquent	0.00%	0	$0.00
Total Delinquent Receivables	0.42%	192	$6,882,374.12

Repossession Inventory:
Repossessed in the Current Collection Period		7	$377,224.35
Total Repossessed Inventory		8	$429,532.27

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			N/A
Prior Collection Period			0.0063%
Current Collection Period			0.0573%
Three Month Average			N/A

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.50%
25-36	2.60%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0646%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2023-A
Monthly Investor Report

Collection Period	April 2023
Payment Date	5/15/2023
Transaction Month	2

Receivables Granted Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	79	$3,712,012.33
2 Months Extended	97	$4,036,249.16
3+ Months Extended	13	$464,020.04

Total Receivables Extended	189	$8,212,281.53
IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 3, 2023

X. FLOATING RATE BENCHMARK: BENCHMARK TRANSITION

Benchmark Transition Event:	N/A

Benchmark Replacement Date:	N/A

Unadjusted Benchmark Replacement:	N/A

Benchmark Replacement Adjustment:	N/A

Benchmark Replacement Conforming Changes:	N/A

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer